Financial Risk Management and Fair Values - Remaining Contractual Maturities of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Accounts payable, carrying amount	¥ 233,169	¥ 250,838
Bills payable, carrying amount	3,303	1,206
Accrued expenses and other payables, carrying amount	190,866	180,950
Amount due to ultimate holding company, carrying amount	8,646	5,563
Interest-bearing borrowings, carrying amount		4,998
Financial liabilities, carrying amount	435,984	443,555
Accounts payable, contractual undiscounted cash flows	233,169	250,838
Bills payable, contractual undiscounted cash flows	3,303	1,206
Accrued expenses and other payables, contractual undiscounted cash flows	190,866	180,950
Amount due to ultimate holding company, contractual undiscounted cash flows	8,646	5,563
Interest-bearing borrowings, contractual undiscounted cash flows		5,185
Financial liabilities, contractual undiscounted cash flows	435,984	443,742
Within 1 year or on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Accounts payable, contractual undiscounted cash flows	233,169	250,838
Bills payable, contractual undiscounted cash flows	3,303	1,206
Accrued expenses and other payables, contractual undiscounted cash flows	190,866	180,950
Amount due to ultimate holding company, contractual undiscounted cash flows	8,646	5,563
Interest-bearing borrowings, contractual undiscounted cash flows		5,185
Financial liabilities, contractual undiscounted cash flows	¥ 435,984	¥ 443,742